Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive (Loss) Income [1]	Retained Earnings
Beginning balance at Sep. 30, 2014	$ 3,395,836	$ 4,284	$ 3,054,780	$ (3,157,085)	$ (9,972)	$ 3,503,829
Beginning balance, Shares at Sep. 30, 2014		156,704
Comprehensive income:
Net income	446,163					446,163
Other comprehensive income (loss)	(6,781)				(6,781)
Comprehensive income	439,382
Employee stock options exercised	78,582	$ 39	78,543
Employee stock options exercised, Shares		2,540
Repurchase of shares	(454,020)			(454,020)
Repurchase of shares, Shares		(8,596)
Tax benefit from equity-based awards	4,690		4,690
Cash dividends declared	(102,196)					(102,196)
Issuance of restricted stock, net of forfeitures	8	$ 8
Issuance of restricted stock, net of forfeitures, Shares		502
Equity-based compensation expense related to employees	44,560		44,560
Ending balance at Sep. 30, 2015	3,406,842	$ 4,331	3,182,573	(3,611,105)	(16,753)	3,847,796
Ending balance, Shares at Sep. 30, 2015		151,150
Comprehensive income:
Net income	409,331					409,331
Other comprehensive income (loss)	22,848				22,848
Comprehensive income	432,179
Employee stock options exercised	89,767	$ 39	89,728
Employee stock options exercised, Shares		2,694
Repurchase of shares	(413,422)			(413,422)
Repurchase of shares, Shares		(7,236)
Tax benefit from equity-based awards	7,788		7,788
Cash dividends declared	(112,300)					(112,300)
Issuance of restricted stock, net of forfeitures	7	$ 7
Issuance of restricted stock, net of forfeitures, Shares		526
Equity-based compensation expense related to employees	42,700		42,700
Ending balance at Sep. 30, 2016	$ 3,453,561	$ 4,377	3,322,789	(4,024,527)	6,095	4,144,827
Ending balance, Shares at Sep. 30, 2016	147,134	147,134
Comprehensive income:
Net income	$ 436,826					436,826
Other comprehensive income (loss)	12,695				12,695
Comprehensive income	449,521
Employee stock options exercised	$ 87,976	$ 28	87,948
Employee stock options exercised, Shares	2,220	2,220
Repurchase of shares	$ (340,597)			(340,597)
Repurchase of shares, Shares	(5,519)	(5,519)
Tax benefit from equity-based awards	$ 3,611		3,611
Cash dividends declared	(124,546)					(124,546)
Issuance of restricted stock, net of forfeitures	5	$ 5
Issuance of restricted stock, net of forfeitures, Shares		556
Equity-based compensation expense related to employees	44,539		44,539
Ending balance at Sep. 30, 2017	$ 3,574,070	$ 4,410	$ 3,458,887	$ (4,365,124)	$ 18,790	$ 4,457,107
Ending balance, Shares at Sep. 30, 2017	144,391	144,391

[1]	As of September 30, 2017, 2016 and 2015, accumulated other comprehensive income (loss) is comprised of unrealized gain (loss) on derivatives, net of tax, of $24,508, $12,514 and $(12,152), unrealized (loss) gain on short-term interest-bearing investments, net of tax, of $(410), $568 and $319 and unrealized (loss) on defined benefit plan, net of tax, of $(5,308), $(6,987) and $(4,920).